GENERAL (Tables) (Cicat Networks Inc. [Member])	6 Months Ended
Jun. 30, 2012
Cicat Networks Inc. [Member]
Business Acquisition [Line Items]
Schedule of Estimated Fair Values of Assets Acquired and Liabilities Assumed in Business Acquisition

Cash	$134
Other current assets	1,301
Non-current assets	209
Property and equipment	42
Intangible assets:
Customer relationships	626
Backlog	94
Goodwill	1,890
Current liabilities	(1,075)
Long-term liabilities	(398)

Net assets acquired	$2,823